Transactions with Related Parties - Tsakos Energy Management Limited (Details) (USD $)	6 Months Ended			30 Months Ended				6 Months Ended	27 Months Ended	6 Months Ended	27 Months Ended	6 Months Ended	27 Months Ended	12 Months Ended		9 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Tsakos Energy Management Limited	Jun. 30, 2014 Tsakos Energy Management Limited	Jun. 30, 2014 Operating vessels	Jun. 30, 2014 Chartered out or on a bare-boat basis	Jun. 30, 2014 DP2 Shuttle Tankers	Jun. 30, 2014 LNG Carriers	Jun. 30, 2014 LNG Carriers	Jun. 30, 2014 LNG Carriers Tsakos Energy Management Limited	Jun. 30, 2014 LNG Carriers Tsakos Energy Management Limited	Jun. 30, 2014 LNG Carriers Third Party Manager	Jun. 30, 2014 LNG Carriers Third Party Manager	Jun. 30, 2014 VLCC Millennium	Jun. 30, 2014 VLCC Millennium Third Party Manager	Jun. 30, 2014 Suezmax Eurochampion 2004	Jun. 30, 2014 Suezmax Eurochampion 2004 Third Party Manager
Related Party Transaction [Line Items]
Euro appreciated against dollar percentage			10.00%
Yearly increase basis			12 month Euribor
Monthly management fees					$ 27,500	$ 20,400	$ 35,000	$ 35,800	$ 35,000	$ 10,000	$ 10,000	$ 25,800	$ 25,000	$ 27,500	$ 13,700	$ 27,500	$ 12,000
Years required for cancellation written notice for agreement			One year notice
Days required for cancellation written notice for agreement			Ten days notice
Management incentive award			400,000
Compensation to Management company after contract termination with Directors	162,498,000
Supervisory services per month, per vessel				20,400
Supervisory services	$ 979,000	$ 247,000